UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to March 31, 2021.
Date of Report (Date of earliest event reported): May 12, 2021
Commission File Number of securitizer:         025-00528

Central Index Key Number of securitizer:        0001541502
Goldman Sachs Mortgage Company1
(Exact name of securitizer as specified in its charter)
Tejal Wadhwani, (917) 343-6108
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
___            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

___________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

___________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 Relates to the issuances of residential mortgage-backed securities, commercial mortgage-backed securities and automobile loan asset-backed securities for which the filer acts as sponsor.

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G previously filed on May 12, 2021 (accession no. 0000769993-21-000197) (the “Original Filing”). This form is being filed for the sole purpose of replacing the name and telephone number of the person to contact in connection with the Original Filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02          Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1*            Disclosures required by Rule 15Ga-1.

_____________________
* Previously filed on Form ABS-15G on May 12, 2021

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: May 20, 2021
GOLDMAN SACHS MORTGAGE COMPANY
(Securitizer)

By:  Goldman Sachs Real Estate Funding Corp.,
              its General Partner

By:  /s/ Mahesh Saireddy
        Name:   Mahesh Saireddy
        Title:       Vice President